Quarterly Report
September 30, 2021
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.1%
CACI International, Inc., “A” (a)	2,419	$634,020
KBR, Inc.	16,434	647,500
PAE, Inc. (a)	64,939	388,335
		$1,669,855
Apparel Manufacturers – 2.4%
PVH Corp. (a)	5,032	$517,239
Skechers USA, Inc., “A” (a)	18,302	770,880
		$1,288,119
Automotive – 3.4%
LKQ Corp. (a)	16,093	$809,800
Methode Electronics, Inc.	13,634	573,310
Stoneridge, Inc. (a)	8,034	163,813
Visteon Corp. (a)	3,092	291,854
		$1,838,777
Business Services – 1.2%
Paya, Inc. (a)	39,713	$431,680
WNS (Holdings) Ltd., ADR (a)	2,872	234,930
		$666,610
Chemicals – 1.5%
Element Solutions, Inc.	36,471	$790,691
Computer Software – 0.9%
8x8, Inc. (a)	9,907	$231,725
ACI Worldwide, Inc. (a)	8,589	263,940
		$495,665
Computer Software - Systems – 2.0%
Softchoice Corp. (l)	24,402	$569,110
Verint Systems, Inc. (a)	11,668	522,610
		$1,091,720
Construction – 1.6%
Armstrong World Industries, Inc.	2,434	$232,374
GMS, Inc. (a)	4,582	200,691
Toll Brothers, Inc.	7,172	396,540
		$829,605
Consumer Products – 2.5%
Energizer Holdings, Inc.	8,123	$317,203
Newell Brands, Inc.	15,302	338,786
Prestige Consumer Healthcare, Inc. (a)	12,537	703,451
		$1,359,440
Consumer Services – 1.5%
BrightView Holdings, Inc. (a)	14,452	$213,312
Grand Canyon Education, Inc. (a)	5,847	514,302
Regis Corp. (a)	25,373	88,298
		$815,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 5.7%
Ardagh Metal Packaging S.A. (a)(l)	29,121	$290,045
Berry Global, Inc. (a)	14,031	854,207
Graphic Packaging Holding Co.	45,477	865,882
Owens Corning	3,145	268,898
Pactiv Evergreen, Inc.	32,135	402,330
Silgan Holdings, Inc.	10,294	394,878
		$3,076,240
Electrical Equipment – 2.9%
nVent Electric PLC	17,107	$553,069
TriMas Corp. (a)	17,226	557,433
WESCO International, Inc. (a)	3,745	431,874
		$1,542,376
Electronics – 2.7%
CMC Materials, Inc.	2,176	$268,148
Cohu, Inc. (a)	10,199	325,756
nLIGHT, Inc. (a)	6,108	172,185
Plexus Corp. (a)	7,844	701,332
		$1,467,421
Energy - Independent – 2.9%
Devon Energy Corp.	12,023	$426,937
Magnolia Oil & Gas Corp., “A”	31,890	567,323
Viper Energy Partners LP	24,745	540,678
		$1,534,938
Engineering - Construction – 0.9%
APi Group, Inc. (a)	22,264	$453,072
Food & Beverages – 2.2%
Hostess Brands, Inc. (a)	32,872	$570,986
Nomad Foods Ltd. (a)	22,123	609,710
		$1,180,696
Furniture & Appliances – 0.7%
IMAX Corp. (a)	19,583	$371,685
Gaming & Lodging – 2.7%
International Game Technology PLC (a)	38,734	$1,019,479
Wyndham Hotels & Resorts, Inc.	5,421	418,447
		$1,437,926
Insurance – 3.9%
CNO Financial Group, Inc.	26,076	$613,829
Everest Re Group Ltd.	1,771	444,131
Hanover Insurance Group, Inc.	3,732	483,742
Selective Insurance Group, Inc.	5,870	443,361
SiriusPoint Ltd. (a)	11,535	106,814
		$2,091,877
Leisure & Toys – 1.1%
Brunswick Corp.	3,622	$345,068
Funko, Inc., “A” (a)	12,132	220,924
		$565,992

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.4%
Enerpac Tool Group Corp.	7,305	$151,433
Regal Beloit Corp.	1,597	240,093
Rexnord Corp.	5,931	381,304
		$772,830
Medical & Health Technology & Services – 3.3%
ICON PLC (a)	1,650	$432,333
Premier, Inc., “A”	17,017	659,579
Syneos Health, Inc. (a)	7,585	663,536
		$1,755,448
Medical Equipment – 1.3%
Agiliti Health, Inc. (a)	21,975	$418,404
Envista Holdings Corp. (a)	6,255	261,522
		$679,926
Metals & Mining – 1.3%
Arconic Corp. (a)	14,224	$448,625
Kaiser Aluminum Corp.	2,419	263,574
		$712,199
Natural Gas - Distribution – 2.0%
New Jersey Resources Corp.	14,324	$498,618
South Jersey Industries, Inc.	27,380	582,099
		$1,080,717
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	60,220	$648,870
Oil Services – 1.6%
ChampionX Corp. (a)	28,710	$641,956
Frank's International N.V. (a)	79,683	234,268
		$876,224
Other Banks & Diversified Financials – 22.2%
Air Lease Corp.	7,559	$297,371
Bank of Hawaii Corp.	6,840	562,043
Brookline Bancorp, Inc.	33,562	512,156
Cathay General Bancorp, Inc.	20,970	867,948
East West Bancorp, Inc.	7,708	597,678
Element Fleet Management Corp.	51,815	522,814
Encore Capital Group, Inc. (a)	16,385	807,289
First Hawaiian, Inc.	22,360	656,266
First Interstate BancSystem, Inc.	10,913	439,358
Hanmi Financial Corp.	19,648	394,139
Lakeland Financial Corp.	5,718	407,350
Prosperity Bancshares, Inc.	10,239	728,300
Sandy Spring Bancorp, Inc.	7,801	357,442
SLM Corp.	42,259	743,759
Texas Capital Bancshares, Inc. (a)	3,843	230,657
Textainer Group Holdings Ltd. (a)	20,265	707,451
Triton International Ltd. of Bermuda	6,177	321,451
UMB Financial Corp.	8,147	787,896
Umpqua Holdings Corp.	43,161	874,010
Wintrust Financial Corp.	6,587	529,397
Zions Bancorp NA	9,794	606,151
		$11,950,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.5%
Organon & Co.	8,418	$276,026
Pollution Control – 0.5%
U.S. Ecology, Inc. (a)	7,443	$240,781
Real Estate – 9.6%
Brixmor Property Group, Inc., REIT	10,811	$239,031
Broadstone Net Lease, Inc.	22,301	553,288
Douglas Emmett, Inc., REIT	6,816	215,454
Empire State Realty Trust, REIT, “A”	44,392	445,252
Industrial Logistics Properties Trust, REIT	25,694	652,884
Lexington Realty Trust, REIT	43,495	554,561
Life Storage, Inc., REIT	4,128	473,647
National Storage Affiliates Trust, REIT	7,239	382,147
Office Properties Income Trust, REIT	6,817	172,675
Phillips Edison & Co., REIT	14,260	437,924
STAG Industrial, Inc., REIT	10,251	402,352
Two Harbors Investment Corp., REIT	102,997	653,001
		$5,182,216
Specialty Chemicals – 3.4%
Avient Corp.	14,911	$691,125
Axalta Coating Systems Ltd. (a)	10,467	305,532
Diversey Holdings Ltd. (a)	27,175	435,887
Univar Solutions, Inc. (a)	17,541	417,826
		$1,850,370
Specialty Stores – 2.2%
Urban Outfitters, Inc. (a)	18,954	$562,744
Zumiez, Inc. (a)	15,882	631,469
		$1,194,213
Trucking – 0.6%
Schneider National, Inc.	14,827	$337,166
Utilities - Electric Power – 2.6%
Black Hills Corp.	11,172	$701,155
Portland General Electric Co.	14,819	696,345
		$1,397,500
Total Common Stocks		$53,524,029
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	45,632	$45,632
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	101,082	$101,082

Other Assets, Less Liabilities – 0.2%		129,541
Net Assets – 100.0%		$53,800,284
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $45,632 and $53,625,111, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$53,524,029	$—	$—	$53,524,029
Mutual Funds	146,714	—	—	146,714
Total	$53,670,743	$—	$—	$53,670,743
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$497,322	$14,382,688	$14,834,378	$—	$—	$45,632

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$186	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.